Document and Entity Information	Apr. 06, 2021
Cover [Abstract]
Entity Address, State or Province	CO
Amendment Flag	false
Entity Central Index Key	0001670076
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 06, 2021
Entity Registrant Name	Frontier Group Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40304
Entity Tax Identification Number	46-3681866
Entity Address, Address Line One	4545 Airport Way
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80239
City Area Code	(720)
Local Phone Number	374-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ULCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false